Business Combination - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 06, 2023	Oct. 28, 2021	Apr. 06, 2021	Dec. 31, 2022
Business Acquisition [Line Items]
Funding upon payments	$ 6,500
Prepaid assets				$ 43
Accrued liabilities				245
Net proceeds from business combination				42,800
Merger Agreement With Mountain Crest Acquisition Corp. II
Business Acquisition [Line Items]
Date of acquisition agreement			Apr. 06, 2021
Funding upon payments		$ 59,000
Aquired exchange outstanding shares		15,200,000
Exchange ratio		0.9475%
Transaction totaling cost		$ 16,700
Merger Agreement With Mountain Crest Acquisition Corp. II | PIPE Shares
Business Acquisition [Line Items]
Aggregate shares			5,000,000
Share price			$ 10
Merger Agreement With Mountain Crest Acquisition Corp. II | PIPE Financing
Business Acquisition [Line Items]
Aggregate shares		5,000,000
Share price		$ 10
Aggregate gross proceeds		$ 50,000
MCAD cash and cash held in trust
Business Acquisition [Line Items]
Cash				$ 9,500